PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks
Automobiles 2.5%
Tesla, Inc.*	120,301	$41,523,093
Banks 0.8%
NU Holdings Ltd. (Brazil) (Class A Stock)*	1,005,347	12,596,998
Biotechnology 1.8%
Vertex Pharmaceuticals, Inc.*(a)	65,138	30,493,052
Broadline Retail 11.7%
Amazon.com, Inc.*	726,129	150,954,958
MercadoLibre, Inc. (Brazil)*	23,616	46,881,774
		197,836,732
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	48,460	47,097,305
Electrical Equipment 2.2%
Eaton Corp. PLC	57,300	21,511,566
Vertiv Holdings Co. (Class A Stock)	115,874	14,785,522
		36,297,088
Entertainment 8.0%
Netflix, Inc.*	94,413	83,726,393
Spotify Technology SA*	47,221	22,522,528
Walt Disney Co. (The)	249,204	29,273,994
		135,522,915
Financial Services 4.1%
Mastercard, Inc. (Class A Stock)	130,894	69,758,648
Ground Transportation 1.3%
Uber Technologies, Inc.*	313,882	22,586,949
Health Care Equipment & Supplies 1.1%
Intuitive Surgical, Inc.*	34,536	18,718,512
Hotels, Restaurants & Leisure 1.1%
Airbnb, Inc. (Class A Stock)*	133,041	18,108,209

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 10.0%
Alphabet, Inc. (Class A Stock)	149,497	$25,257,518
Alphabet, Inc. (Class C Stock)	148,139	25,256,219
Meta Platforms, Inc. (Class A Stock)	205,530	118,039,990
		168,553,727
IT Services 1.3%
MongoDB, Inc.*	39,156	12,627,419
Snowflake, Inc. (Class A Stock)*	48,644	8,502,971
		21,130,390
Media 1.6%
Trade Desk, Inc. (The) (Class A Stock)*	208,969	26,862,965
Pharmaceuticals 7.1%
Eli Lilly & Co.	80,914	64,354,950
Novo Nordisk A/S (Denmark), ADR	349,665	37,344,222
UCB SA (Belgium)	87,113	17,083,039
		118,782,211
Semiconductors & Semiconductor Equipment 15.9%
Broadcom, Inc.	468,891	75,997,853
NVIDIA Corp.	1,389,068	192,038,651
		268,036,504
Software 17.4%
Cadence Design Systems, Inc.*	129,255	39,656,727
Crowdstrike Holdings, Inc. (Class A Stock)*	70,161	24,273,601
Datadog, Inc. (Class A Stock)*	130,979	20,007,042
Microsoft Corp.	341,303	144,528,168
Palo Alto Networks, Inc.*	67,081	26,015,354
ServiceNow, Inc.*	37,052	38,883,851
		293,364,743
Specialty Retail 0.9%
Industria de Diseno Textil SA (Spain)	278,349	15,360,198

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	578,443	$137,281,877

Total Long-Term Investments (cost $784,375,755)		1,679,912,116

Short-Term Investments 0.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.753%)(wb)	3,441,037	3,441,037
PGIM Institutional Money Market Fund (7-day effective yield 4.848%) (cost $653,863; includes $616,819 of cash collateral for securities on loan)(b)(wb)	654,255	653,863

Total Short-Term Investments (cost $4,094,900)		4,094,900

TOTAL INVESTMENTS 100.0% (cost $788,470,655)		1,684,007,016
Other assets in excess of liabilities 0.0%		139,756

Net Assets 100.0%		$1,684,146,772

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $608,569; cash collateral of $616,819 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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